Intangible assets - Other intangible assets - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets - Other intangible assets
Other intangible assets	$ 5,226	$ 4,038
Intangible assets with restricted title or pledged as security for liabilities	0	0
Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	10,789	8,219	$ 6,248
Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (5,563)	$ (4,181)
IT developments
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years
Other intangible assets	$ 5,154	$ 3,957
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	10,702	8,132
IT developments | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (5,548)	$ (4,175)
Other intangibles
Intangible assets - Other intangible assets
Estimated useful life	10 years	10 years
Other intangible assets	$ 72	$ 81
Other intangibles | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	87	87
Other intangibles | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (15)	$ (6)